UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
June 30, 2018
MFS®  Blended Research®
Core Equity Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 4.4%
Boeing Co.	87,317	$ 29,295,727
Honeywell International, Inc.	141,973	20,451,211
Lockheed Martin Corp.	9,057	2,675,709
Textron, Inc.	120,416	7,936,619
United Technologies Corp.	26,373	3,297,416
		$ 63,656,682
Airlines – 0.6%
Delta Air Lines, Inc.	179,825	$ 8,908,530
Alcoholic Beverages – 0.9%
Molson Coors Brewing Co.	188,273	$ 12,810,095
Automotive – 1.5%
General Motors Co.	185,722	$ 7,317,447
Lear Corp.	77,927	14,479,616
		$ 21,797,063
Biotechnology – 2.3%
Biogen, Inc. (a)	75,057	$ 21,784,544
Celgene Corp. (a)	139,708	11,095,609
		$ 32,880,153
Business Services – 2.9%
DXC Technology Co.	225,085	$ 18,144,102
FleetCor Technologies, Inc. (a)	94,730	19,954,874
Global Payments, Inc.	31,277	3,487,073
		$ 41,586,049
Cable TV – 1.8%
Comcast Corp., “A”	783,274	$ 25,699,220
Chemicals – 1.4%
CF Industries Holdings, Inc.	444,831	$ 19,750,496
Computer Software – 6.1%
Adobe Systems, Inc. (a)	81,282	$ 19,817,365
Microsoft Corp.	649,499	64,047,096
Perspecta, Inc.	30,237	621,370
Salesforce.com, Inc. (a)	22,647	3,089,051
		$ 87,574,882
Computer Software - Systems – 3.7%
Apple, Inc.	230,928	$ 42,747,082
Hewlett Packard Enterprise	776,217	11,340,530
		$ 54,087,612
Construction – 0.3%
Owens Corning	66,957	$ 4,243,065
Consumer Products – 0.3%
Kimberly-Clark Corp.	34,839	$ 3,669,940
Consumer Services – 0.3%
Bookings Holdings, Inc. (a)	2,324	$ 4,710,957
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.1%
Intel Corp.	646,713	$ 32,148,103
NVIDIA Corp.	50,997	12,081,190
		$ 44,229,293
Energy - Independent – 4.2%
EOG Resources, Inc.	187,615	$ 23,344,934
Phillips 66	174,826	19,634,708
Pioneer Natural Resources Co.	14,378	2,720,893
Valero Energy Corp.	130,028	14,411,003
		$ 60,111,538
Energy - Integrated – 0.6%
Chevron Corp.	6,806	$ 860,483
Exxon Mobil Corp.	87,284	7,221,005
		$ 8,081,488
Food & Beverages – 3.0%
General Mills, Inc.	78,191	$ 3,460,734
PepsiCo, Inc.	180,330	19,632,527
Tyson Foods, Inc., “A”	294,666	20,287,754
		$ 43,381,015
Gaming & Lodging – 2.3%
Marriott International, Inc., “A”	154,104	$ 19,509,566
Royal Caribbean Cruises Ltd.	128,433	13,305,659
		$ 32,815,225
Health Maintenance Organizations – 1.4%
Humana Inc.	66,378	$ 19,756,084
Insurance – 4.3%
Allstate Corp.	161,877	$ 14,774,514
Berkshire Hathaway, Inc., “B” (a)	44,249	8,259,076
Hartford Financial Services Group, Inc.	44,104	2,255,037
MetLife, Inc.	452,914	19,747,050
Prudential Financial, Inc.	180,507	16,879,210
		$ 61,914,887
Internet – 7.2%
Alphabet, Inc., “A” (a)	24,587	$ 27,763,395
Alphabet, Inc., “C” (a)	25,503	28,452,422
Facebook, Inc., “A” (a)	247,270	48,049,506
		$ 104,265,323
Leisure & Toys – 1.3%
Electronic Arts, Inc. (a)	129,730	$ 18,294,525
Machinery & Tools – 2.7%
AGCO Corp.	54,210	$ 3,291,631
Eaton Corp. PLC	262,626	19,628,667
Ingersoll-Rand Co. Ltd., “A”	60,766	5,452,533
United Rentals, Inc. (a)	75,969	11,214,544
		$ 39,587,375
Major Banks – 6.7%
Bank of America Corp.	1,195,773	$ 33,708,841
JPMorgan Chase & Co.	84,087	8,761,865
Morgan Stanley	424,107	20,102,672
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	625,515	$ 34,678,552
		$ 97,251,930
Medical & Health Technology & Services – 3.5%
Express Scripts Holding Co. (a)	84,140	$ 6,496,449
HCA Healthcare, Inc.	53,717	5,511,364
McKesson Corp.	138,464	18,471,098
Walgreens Boots Alliance, Inc.	332,963	19,982,775
		$ 50,461,686
Medical Equipment – 2.0%
Align Technology, Inc. (a)	10,051	$ 3,438,849
Medtronic PLC	297,784	25,493,288
		$ 28,932,137
Network & Telecom – 2.1%
Cisco Systems, Inc.	705,877	$ 30,373,887
Oil Services – 1.0%
Schlumberger Ltd.	223,154	$ 14,958,013
Other Banks & Diversified Financials – 3.7%
Citigroup, Inc.	220,871	$ 14,780,687
Discover Financial Services	297,234	20,928,246
Mastercard, Inc., “A”	13,152	2,584,631
Synchrony Financial	441,062	14,722,650
		$ 53,016,214
Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	110,954	$ 6,140,194
Eli Lilly & Co.	292,514	24,960,220
Johnson & Johnson	312,516	37,920,691
Pfizer, Inc.	287,050	10,414,174
		$ 79,435,279
Railroad & Shipping – 2.0%
Kansas City Southern Co.	24,411	$ 2,586,590
Union Pacific Corp.	187,874	26,617,988
		$ 29,204,578
Real Estate – 3.8%
Extra Space Storage, Inc., REIT	158,358	$ 15,805,712
Host Hotels & Resorts, Inc., REIT	440,127	9,273,476
Life Storage, Inc., REIT	49,367	4,803,903
Store Capital Corp., REIT	442,679	12,129,405
Weyerhaeuser Co., REIT	344,260	12,551,719
		$ 54,564,215
Restaurants – 0.3%
Aramark	132,761	$ 4,925,433
Specialty Chemicals – 0.5%
Univar, Inc. (a)	279,432	$ 7,332,296
Specialty Stores – 5.8%
Amazon.com, Inc. (a)	24,634	$ 41,872,873
Best Buy Co., Inc.	73,057	5,448,591
Costco Wholesale Corp.	99,665	20,827,992
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Ross Stores, Inc.	139,720	$ 11,841,270
Urban Outfitters, Inc. (a)	75,307	3,354,927
		$ 83,345,653
Telephone Services – 0.8%
Verizon Communications, Inc.	229,368	$ 11,539,504
Tobacco – 1.8%
Philip Morris International, Inc.	321,777	$ 25,980,275
Utilities - Electric Power – 2.9%
AES Corp.	1,126,191	$ 15,102,221
Exelon Corp.	529,945	22,575,657
PPL Corp.	95,639	2,730,494
Vistra Energy Corp. (a)	73,693	1,743,576
		$ 42,151,948
Total Common Stocks		$1,427,284,545
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.9% (v)	15,236,834	$ 15,236,834
Other Assets, Less Liabilities – (0.1)%		(752,861)
Net Assets – 100.0%		$1,441,768,518
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,236,834 and $1,427,284,545, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,427,284,545	$—	$—	$1,427,284,545
Mutual Funds	15,236,834	—	—	15,236,834
Total	$1,442,521,379	$—	$—	$1,442,521,379
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,195,027	260,093,484	(261,051,677)	15,236,834
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(749)	$913	$—	$120,756	$15,236,834

5

Quarterly Report
June 30, 2018
MFS®  Mid Cap Value Fund

Portfolio of Investments
6/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 2.5%
Harris Corp.	395,973	$ 57,233,938
L3 Technologies, Inc.	423,220	81,393,670
Leidos Holdings, Inc.	776,537	45,815,683
		$ 184,443,291
Airlines – 1.2%
Alaska Air Group, Inc.	456,650	$ 27,577,093
Delta Air Lines, Inc.	1,247,587	61,805,460
		$ 89,382,553
Alcoholic Beverages – 0.5%
Molson Coors Brewing Co.	507,835	$ 34,553,093
Apparel Manufacturers – 1.5%
Hanesbrands, Inc.	2,608,491	$ 57,438,972
PVH Corp.	369,415	55,308,814
		$ 112,747,786
Automotive – 1.0%
Adient PLC	728,846	$ 35,851,935
Harley-Davidson, Inc.	915,604	38,528,616
		$ 74,380,551
Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	2,320,780	$ 54,399,083
Brokerage & Asset Managers – 4.4%
Apollo Global Management LLC, “A”	1,439,598	$ 45,879,988
Invesco Ltd.	2,210,212	58,703,231
NASDAQ, Inc.	1,076,909	98,289,485
Raymond James Financial, Inc.	724,861	64,766,330
TD Ameritrade Holding Corp.	1,095,539	60,002,671
		$ 327,641,705
Business Services – 3.9%
Amdocs Ltd.	1,085,236	$ 71,831,771
Brenntag AG	477,753	26,623,940
Fidelity National Information Services, Inc.	784,322	83,161,662
First Data Corp. (a)	2,832,560	59,285,481
Global Payments, Inc.	437,138	48,736,515
		$ 289,639,369
Cable TV – 0.3%
Altice USA, Inc. (a)	1,165,725	$ 19,887,268
Chemicals – 2.6%
Celanese Corp.	598,605	$ 66,481,071
Eastman Chemical Co.	705,425	70,514,283
PPG Industries, Inc.	496,585	51,510,762
		$ 188,506,116
Computer Software – 0.6%
Check Point Software Technologies Ltd. (a)	464,198	$ 45,342,861

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.2%
NCR Corp. (a)	1,365,441	$ 40,935,921
NICE Systems Ltd., ADR (a)	516,217	53,567,838
Verint Systems, Inc. (a)	535,840	23,764,504
Xerox Corp.	1,770,400	42,489,600
		$ 160,757,863
Construction – 2.1%
Owens Corning	877,958	$ 55,636,199
Stanley Black & Decker, Inc.	551,247	73,211,114
Toll Brothers, Inc.	622,765	23,036,077
		$ 151,883,390
Consumer Products – 1.0%
Coty, Inc., “A”	2,079,544	$ 29,321,570
Newell Brands, Inc.	1,714,700	44,222,113
		$ 73,543,683
Containers – 1.9%
Berry Global Group, Inc. (a)	1,185,180	$ 54,447,169
Graphic Packaging Holding Co.	3,325,165	48,248,144
Sealed Air Corp.	955,896	40,577,785
		$ 143,273,098
Electrical Equipment – 2.3%
HD Supply Holdings, Inc. (a)	1,803,613	$ 77,356,962
Sensata Technologies Holding PLC (a)	1,005,630	47,847,875
TE Connectivity Ltd.	501,613	45,175,267
		$ 170,380,104
Electronics – 3.1%
Analog Devices, Inc.	732,324	$ 70,244,518
Keysight Technologies, Inc. (a)	1,043,764	61,613,389
Marvell Technology Group Ltd.	1,604,252	34,395,163
Maxim Integrated Products, Inc.	1,047,070	61,421,126
		$ 227,674,196
Energy - Independent – 6.2%
Andeavor	582,109	$ 76,361,058
Cabot Oil & Gas Corp.	2,218,360	52,796,968
Concho Resources, Inc. (a)	218,882	30,282,325
Energen Corp. (a)	921,774	67,123,583
EQT Corp.	798,482	44,060,237
Hess Corp.	1,077,628	72,082,537
PDC Energy, Inc. (a)	668,634	40,418,925
Pioneer Natural Resources Co.	367,929	69,626,884
		$ 452,752,517
Engineering - Construction – 0.6%
KBR, Inc.	2,505,174	$ 44,892,718
Food & Beverages – 4.2%
Archer Daniels Midland Co.	1,271,016	$ 58,250,663
Coca-Cola European Partners PLC	1,340,349	54,471,784
J.M. Smucker Co.	421,511	45,304,002
Pinnacle Foods, Inc.	689,787	44,877,542
Post Holdings, Inc. (a)	213,693	18,381,872
TreeHouse Foods, Inc. (a)	456,386	23,964,829
Tyson Foods, Inc., “A”	934,261	64,323,870
		$ 309,574,562

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.8%
Kroger Co.	1,274,048	$ 36,246,665
Tesco PLC	6,698,016	22,691,535
		$ 58,938,200
Furniture & Appliances – 0.8%
Whirlpool Corp.	381,050	$ 55,720,941
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	597,819	$ 47,323,352
Royal Caribbean Cruises Ltd.	412,151	42,698,844
		$ 90,022,196
Insurance – 6.1%
Arthur J. Gallagher & Co.	846,576	$ 55,264,481
Assurant, Inc.	593,904	61,463,125
Athene Holding Ltd. (a)	1,137,782	49,880,363
Brighthouse Financial, Inc. (a)	242,225	9,705,956
Everest Re Group Ltd.	224,126	51,656,560
Hanover Insurance Group, Inc.	434,302	51,925,147
Hartford Financial Services Group, Inc.	1,894,011	96,840,782
Lincoln National Corp.	584,102	36,360,350
Unum Group	1,016,533	37,601,556
		$ 450,698,320
Leisure & Toys – 0.5%
Brunswick Corp.	602,811	$ 38,869,253
Machinery & Tools – 3.1%
AGCO Corp.	605,836	$ 36,786,362
Eaton Corp. PLC	866,598	64,769,534
Gates Industrial Corp. PLC (a)	2,117,134	34,445,770
ITT, Inc.	922,039	48,194,979
Regal Beloit Corp.	525,367	42,975,021
		$ 227,171,666
Major Banks – 3.6%
Comerica, Inc.	885,607	$ 80,519,388
Huntington Bancshares, Inc.	5,838,681	86,178,932
KeyCorp	4,850,881	94,786,215
		$ 261,484,535
Medical & Health Technology & Services – 3.2%
AmerisourceBergen Corp.	556,734	$ 47,472,708
LifePoint Health, Inc. (a)	635,095	30,992,636
Premier, Inc., “A” (a)	1,259,770	45,830,433
Quest Diagnostics, Inc.	513,575	56,462,436
Universal Health Services, Inc.	472,569	52,663,089
		$ 233,421,302
Medical Equipment – 2.8%
Dentsply Sirona, Inc.	630,093	$ 27,579,171
PerkinElmer, Inc.	527,478	38,627,214
Steris PLC	636,910	66,881,919
Zimmer Biomet Holdings, Inc.	646,343	72,028,464
		$ 205,116,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.7%
NiSource, Inc.	1,634,842	$ 42,963,648
Sempra Energy	475,979	55,265,922
South Jersey Industries, Inc.	756,913	25,333,878
		$ 123,563,448
Natural Gas - Pipeline – 0.9%
Plains GP Holdings LP	2,658,032	$ 63,553,545
Network & Telecom – 0.8%
Motorola Solutions, Inc.	496,513	$ 57,779,218
Oil Services – 1.8%
Forum Energy Technologies, Inc. (a)	1,841,962	$ 22,748,231
Frank's International N.V.	3,732,009	29,109,670
NOW, Inc. (a)	1,909,472	25,453,262
Oil States International, Inc. (a)	1,088,690	34,946,949
Patterson-UTI Energy, Inc.	1,240,194	22,323,492
		$ 134,581,604
Other Banks & Diversified Financials – 7.2%
Citizens Financial Group, Inc.	1,670,167	$ 64,969,496
Discover Financial Services	955,455	67,273,586
Element Fleet Management Corp.	3,688,382	17,338,608
Fifth Third Bancorp	2,419,684	69,444,931
M&T Bank Corp.	366,219	62,312,163
Northern Trust Corp.	656,739	67,571,876
Signature Bank (a)	231,064	29,548,464
SunTrust Banks, Inc.	1,301,307	85,912,288
Wintrust Financial Corp.	737,852	64,230,017
		$ 528,601,429
Pharmaceuticals – 0.6%
Mylan N.V. (a)	1,262,948	$ 45,642,941
Pollution Control – 0.8%
Clean Harbors, Inc. (a)	1,054,556	$ 58,580,586
Railroad & Shipping – 0.7%
Kansas City Southern Co.	498,106	$ 52,779,312
Real Estate – 6.6%
Annaly Mortgage Management, Inc., REIT	2,323,073	$ 23,904,421
Brixmor Property Group Inc., REIT	2,937,209	51,195,553
EPR Properties, REIT	793,615	51,418,316
Life Storage, Inc., REIT	884,805	86,100,375
Medical Properties Trust, Inc., REIT	4,943,082	69,400,871
Mid-America Apartment Communities, Inc., REIT	590,658	59,461,541
Realogy Holdings Corp. (l)	982,163	22,393,316
Sun Communities, Inc., REIT	537,178	52,578,983
W.P. Carey, Inc., REIT	719,434	47,734,446
Washington Prime Group, Inc., REIT	2,446,168	19,838,422
		$ 484,026,244
Restaurants – 0.6%
Aramark	1,155,423	$ 42,866,193
Retailers – 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,023,484	$ 24,205,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.2%
Axalta Coating Systems Ltd. (a)	1,520,181	$ 46,076,686
RPM International, Inc.	1,193,620	69,611,919
Univar, Inc. (a)	1,706,918	44,789,528
		$ 160,478,133
Specialty Stores – 2.0%
L Brands, Inc.	1,112,180	$ 41,017,198
Michaels Co., Inc. (a)	1,407,221	26,976,427
Tractor Supply Co.	715,376	54,719,110
Urban Outfitters, Inc. (a)	614,907	27,394,107
		$ 150,106,842
Utilities - Electric Power – 7.1%
AES Corp.	3,029,005	$ 40,618,957
CMS Energy Corp.	1,380,115	65,251,837
DTE Energy Co.	639,897	66,312,526
Eversource Energy	1,016,197	59,559,306
FirstEnergy Corp.	1,147,436	41,204,427
Pinnacle West Capital Corp.	737,343	59,400,352
Public Service Enterprise Group, Inc.	1,482,965	80,287,725
Southern Co.	1,283,829	59,454,121
WEC Energy Group, Inc.	753,544	48,716,620
		$ 520,805,871
Total Common Stocks		$7,224,669,751
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.9% (v)	133,590,233	$ 133,590,233
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j)	897,207	$ 897,207
Other Assets, Less Liabilities – 0.0%		184,692
Net Assets – 100.0%		$7,359,341,883
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $133,590,233 and $7,225,566,958, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,224,669,751	$—	$—	$7,224,669,751
Mutual Funds	134,487,440	—	—	134,487,440
Total	$7,359,157,191	$—	$—	$7,359,157,191

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	139,845,688	1,038,576,158	(1,044,831,613)	133,590,233
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,407)	$8,762	$—	$1,238,350	$133,590,233

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2018

*	Print name and title of each signing officer under his or her signature.